Intangibles and Other Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles and Other Assets by Major Class [Line Items]
Goodwill impairment loss		$ 10,551				$ 10,551
Restructuring and other charges	97,018			96,997		24,464		979
Amortization expense of intangibles assets	200		300	700	800	1,065	1,265	1,415
Trademarks
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges				$ 3,400